Schedule of investments

Delaware Tax-Free New York Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.06%
Corporate Revenue Bonds - 5.82%
Erie County Tobacco Asset Securitization
(Asset-Backed) Series A 1.53% 6/1/60 ^	25,400,000	$1,012,952
New York Liberty Development
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	1,000,000	1,314,490
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,006,260
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	720,979
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	959,040
		5,013,721
Education Revenue Bonds - 20.08%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00%
4/1/37	250,000	240,860
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project) Series A 5.00%
8/1/52	500,000	476,370
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	519,395
Series A 5.50% 4/1/43	500,000	519,935
(Inwood Academy for Leadership Charter School
Project) Series A 144A 5.50% 5/1/48 #	500,000	506,050
(Manhattan College Project) 5.00% 8/1/47	500,000	558,590
(Metropolitan College of New York Project) 5.50%
11/1/44	600,000	618,666
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	246,465
(New Dawn Charter Schools Project) 144A 5.75%
2/1/49 #	500,000	505,000
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	831,187
Dutchess County Local Development
(The Culinary Institute of America Project) Series A-1
5.00% 7/1/46	300,000	309,993
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	562,205
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	325,761
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	547,650

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Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	$1,051,230
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	510,570
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	452,300
(Fordham University) 5.00% 7/1/44	650,000	709,859
(Marymount Manhattan College) 5.00% 7/1/24	350,000	350,613
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	1,089,021
(Pratt Institute) Series A 5.00% 7/1/34	500,000	554,390
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,042,350
(University of Rochester Project) Unrefunded Series A
5.125% 7/1/39	20,000	20,064
Onondaga Civic Development Revenue
(Le Moyne College Project)
5.20% 7/1/29	500,000	502,010
Series B 4.00% 7/1/39	325,000	333,775
Series B 4.00% 7/1/40	300,000	307,419
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	1,051,680
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	850,493
5.00% 7/1/41	500,000	585,275
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20%
4/1/37	500,000	515,110
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	605,334
		17,299,620
Electric Revenue Bonds - 6.08%
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	552,006
5.00% 9/1/47	500,000	594,030
Series A 5.00% 9/1/44	750,000	855,233
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,166,900
Series A 5.00% 11/15/38	500,000	532,945
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	40,137

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/25 ‡	35,000	$21,700
Series WW 5.00% 7/1/28 ‡	270,000	166,725
Series XX 4.75% 7/1/26 ‡	40,000	24,500
Series XX 5.25% 7/1/40 ‡	390,000	241,800
Series XX 5.75% 7/1/36 ‡	140,000	87,500
Series ZZ 4.75% 7/1/27 ‡	30,000	18,375
Series ZZ 5.25% 7/1/24 ‡	50,000	31,000
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	750,000	903,975
		5,236,826
Healthcare Revenue Bonds - 14.26%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	282,720
Build NYC Resource
(The Children’s Aid Society Project) 4.00% 7/1/49	1,000,000	1,115,090
Dutchess County Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	1,073,970
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A
5.875% 1/1/52 #	500,000	388,525
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	466,159
5.00% 12/1/46	540,000	614,509
(The Unity Hospital of Rochester Project) 5.50%
8/15/40 (FHA)	585,000	599,619
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project) 5.00% 7/1/33	725,000	792,418
New York City Trust for Cultural Resources
(Carnegie Hall) 5.00% 12/1/39	250,000	292,467
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,031,440
Series A 4.00% 9/1/50	1,000,000	1,026,130
(NYU Langone Hospitals Obligated Group) Series A
4.00% 7/1/53	1,000,000	1,076,820
New York State Dormitory Authority Revenue Non-State
Supported Debt
(New York University Hospitals Center) Series A 4.00%
7/1/40	465,000	493,491

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Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	$572,730
144A 5.00% 12/1/45 #	700,000	747,327
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50%
1/1/46	400,000	372,284
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	678,007
Suffolk County Economic Development Revenue
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	668,129
		12,291,835
Lease Revenue Bonds - 6.75%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	398,325
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	776,775
New York City Industrial Development Agency
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,537,695
New York City Transitional Finance Authority Revenue
(Building Aid) Fiscal 2020 Series S-1 Subseries S-1B
4.00% 7/15/45	445,000	502,663
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	523,685
(Class 1 - 3 World Trade Center Project) 144A 5.00%
11/15/44 #	1,500,000	1,487,415
(Class 2 - 3 World Trade Center Project) 144A 5.375%
11/15/40 #	500,000	503,820
New York State Dormitory Authority
(State Sales Tax) Series A 4.00% 3/15/48	80,000	88,148
		5,818,526
Local General Obligation Bond - 0.72%
New York City
Subordinate Series E-1 5.25% 3/1/35	500,000	621,340
		621,340
Pre-Refunded Bonds - 4.69%
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31-21 §	525,000	549,124

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Dutchess County Local Development
(Health Quest Systems Project) Series A 5.00%
7/1/44-24 §	1,000,000	$1,188,230
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	533,325
5.50% 10/1/41-21 §	500,000	534,985
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	412,661
5.00% 7/1/42-22 §	750,000	822,233
		4,040,558
Resource Recovery Revenue Bond - 1.74%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,495,830
		1,495,830
Special Tax Revenue Bonds - 18.83%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	497,799
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	246,307
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	244,723
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,043,240
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,144,740
(Future Tax Secured)
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	838,485
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	853,027
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,154,130
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	569,320
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	547,925
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,180,820
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25%
2/1/29	195,000	200,706
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,082,950
New York State Dormitory Authority Revenue
(General Purpose) Series C 5.00% 3/15/34	500,000	516,740

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Schedule of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	$553,970
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	421,285
Series A-1 4.75% 7/1/53	1,475,000	1,438,892
Series A-1 5.00% 7/1/58	2,745,000	2,753,949
Series A-2 4.536% 7/1/53	1,000,000	940,650
		16,229,658
State General Obligation Bonds - 1.17%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	465,000	254,587
(Public Improvement)
Series A 5.00% 7/1/41 ‡	265,000	147,406
Series A 5.375% 7/1/33 ‡	260,000	161,850
Series B 5.75% 7/1/38 ‡	35,000	21,394
Series C 6.00% 7/1/39 ‡	680,000	422,450
		1,007,687
Transportation Revenue Bonds - 11.86%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	516,175
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	514,390
(Green Bonds)
Series B 4.00% 11/15/50	1,000,000	991,600
Series C-1 5.25% 11/15/55	750,000	826,335
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,071,620
Series L 5.00% 1/1/35	100,000	121,242
(Junior Indebtedness Obligation) Series A 5.25%
1/1/56	1,000,000	1,134,840
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen Series)
4.00% 11/1/49	1,000,000	1,103,380
(Consolidated Bonds - Two Hundred Sixteen Series)
4.00% 9/1/49	1,000,000	1,101,990
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	704,781
Series 8 6.50% 12/1/28	550,000	552,953
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/47	1,000,000	1,173,710

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/49	325,000	$405,542
		10,218,558
Water & Sewer Revenue Bonds - 6.06%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,197,680
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	1,153,860
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,182,200
New York State Environmental Facilities Clean Water and
Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Fiscal 2011 Series B 5.00% 6/15/30	500,000	522,465
Series B 4.00% 6/15/49	1,000,000	1,161,890
		5,218,095
Total Municipal Bonds (cost $83,190,962)		84,492,254
Total Value of Securities – 98.06%
(cost $83,190,962)		84,492,254
Receivables and Other Assets Net of Liabilities – 1.94%		1,675,042
Net Assets Applicable to 7,595,075 Shares Outstanding – 100.00%		$86,167,296

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $6,453,162, which represents
7.49% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
USD – US Dollar

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